SCHEDULE OF REVENUE FROM SOURCES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 308,968	$ 420,635
Others	2,462	1,627
Software Development Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue	245,306	190,702
Software Licensing Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue	37,806	203,187
Software Support Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue	12,639	14,109
Cloud Hosting Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 10,755	$ 11,010